Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill
Goodwill

14. Goodwill

        The movements in the carrying amount of goodwill are as follows:

Total
RMB
Balance as of January 1, 2016	108,781
Addition for acquisition—Feiyuan (Note 3(a))	210,669
Addition for acquisition—Ebatong (Note 3(b))	13,291
Addition for acquisition—Others	34,365

Balance as of December 31, 2016 and 2017	367,106

        As stated in Note 3, the Group has acquired certain businesses during 2016. The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill accordingly.

        The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment recognized in goodwill during the periods presented.